Employee benefits - Remeasurement of net defined benefit liability recognized in other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Balance at beginning of year	$ 3,060	$ 3,489
Balance at end of year	3,114	3,060
Defined Benefit Plan
Statement [line items]
Balance at beginning of year	(599)	(22)
Recognized during the period	(11)	(577)
Balance at end of year	$ (610)	$ (599)